PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of cost of good sold, production costs

Years ended December 31	2020	2019
Labour	$120,306	$110,022
Raw materials and consumables	137,215	130,007
Contractors	58,068	42,715
Royalties	57,496	33,771
Change in inventory and capitalized costs	(340,437)	(33,022)
Acquired inventories (note 4(a))	349,767	—
Other	36,237	46,317
	$418,652	$329,810